BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Details - IFRS 9 Classification) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Cash and cash equivalents	$ 173	$ 799	$ 223	$ 63
Restricted cash	181	284	$ 284
Trade receivables and other current assets	607	554
Financial instrument assets	60	72
Due from related parties	65	60
Accounts payable and accrued liabilities	533	542
Financial instrument liabilities	27	184
Due to related parties	101	112
Long-term debt and credit facilities	2,328	2,393
Derivative financial instruments
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
The net realized gains or losses on investments during the period	21	$ 16
Amortized cost (Financial Assets) | Carrying amount IAS 39 and IFRS 9
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Cash and cash equivalents	799
Restricted cash	284
Trade receivables and other current assets	554
Due from related parties	60
Accounts payable and accrued liabilities	542
Due to related parties	112
Long-term debt and credit facilities	9,214
FVOCI (Financial Assets) | Carrying amount IAS 39 and IFRS 9 | Investments in equity and debt
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Financial instrument assets	159
FVPL (Financial Assets) | Carrying amount IAS 39 and IFRS 9 | Derivative financial instruments
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Financial instrument assets	20
Financial instruments designated as hedges | Carrying amount IAS 39 and IFRS 9 | Derivative financial instruments designated as hedges
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Financial instrument assets	6
Financial instrument liabilities	125
FVPL (Financial Liabilities) | Carrying amount IAS 39 and IFRS 9 | Derivative financial instruments
Disclosure of effect of overlay approach reclassification on profit or loss [line items]
Financial instrument liabilities	$ 145